Note 4(a) - Advances for Vessels Acquisitions Under Construction (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advances for Vessels Acquisitions Under Construction	$ 38,744,000	$ 6,757,000
M/T Eco Palm Desert [Member]
Advances for Vessels Acquisitions Under Construction	25,347,000	6,743,000
M/T Eco California [Member]
Advances for Vessels Acquisitions Under Construction	14,392	$ 14,000
M/T Eco Marina Del Ray [Member]
Advances for Vessels Acquisitions Under Construction	7,288,000
M/T Eco Bel Air [Member]
Advances for Vessels Acquisitions Under Construction	8,531,000
M/T Eco Beverly Hills [Member]
Advances for Vessels Acquisitions Under Construction	$ 8,519,000